32. Non current assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2017
Non Current Assets Held For Sale And Discontinued Operations
Non current assets held for sale and discontinued operations
32.1.	Interest change on Cnova N.V Investment

Preceding the process to dispose of the Company’s interest in Via Varejo’s capital stock, on July 24, 2016 a reorganization took place to separate the holdings of Via Varejo and CBD on Cnova N.V..

The second step of the restructuring process, and with the objective to concentrate the non-food business in a specific entity. The corporate reorganization on the ultimate controlling company Casino, GPA, Via Varejo, Cnova N.V. and Cnova Brasil was approved and concluded.

As a result of this reorganization process on October 31, 2016, Cnova’s Brasil equity is exclusively held by Via Varejo, which no longer holds an interest in Cnova N.V.. According to loan contracts terms and conditions between Cnova Brasil and Cnova N.V. (assessed at approximately US$160 million at the end of September 2016), the transaction resulted in an early payment obligation of such loans, which were paid to Cnova N.V. by Via Varejo, on behalf of Cnova Brasil.

In accordance with Noncurrent assets held for sale and discontinued operations (IFRS 5), as result of the Cnova reorganization we presented Cnova N.V.’s results for the 10 month period ended October 31, 2016 and year ended December 31, 2015 in one single line item in our statement of operations in loss from discontinued operations and the related balances of assets and liabilities in the line items assets held for sale and liabilities related to assets held for sale, respectively, in the balance sheet as of December 31, 2017 and 2016. On November 1, 2016 we became a minority shareholder in Cnova N.V. and we began applying the equity method of accounting in our investiment in Cnova N.V..

See below the summary of the statement of operations, balance sheet and cash flow statement of Cdiscount before the eliminations:

Balance sheet:

10.31.2016
Assets
Current
Cash and cash equivalents	621
Trade receivables, net	365
Inventories, net	900
Other current assets	129
Total current assets	2,015

Noncurrent
Deferred income tax and social contribution	38
Related parties	520
Other noncurrent assets	14
Property and equipment, net	46
Intangible assets, net	423
Total noncurrent assets	1,041
Total assets	3,056

Liabilities
Current
Trade payable, net	1,319
Related parties	1,300
Other current liabilities	363
Total current liabilities	2,982
Noncurrent
Provision for risks	52
Other noncurrent liabilities	17
Total noncurrent liabilities	69
Shareholders’ equity	5
Total liabilities and shareholders’ equity	3,056

Statement of operations	10.31.2016	12.31.2015

Net operating revenue	5,509	6,598
Cost of sales	(4,973)	(6,025)
Gross profit	536	573
Operating income (expenses)
Selling, general and administrative expenses	(527)	(662)
Depreciation and amortization	(63)	(74)
Other operating expenses, net	(69)	(168)
	(659)	(904)
Loss from operations before financial expenses	(123)	(331)

Financial expenses, net	(9)	27

Loss before income tax and social contribution	(132)	(304)

Income tax and social contribution	(24)	(61)

Net loss from discontinued operations	(156)	(365)
Attributed to:
Controlling shareholders	(48)	(113)
Non-controlling shareholders	(108)	(252)

In addition to statement of operations of October 31, 2016, the net loss of discontinued operations consider R$(9) related to the November and December net loss, amounting to R$(165).

Statements of cash flow	10.31.2016	12.31.2015

Cash flow used in operating activities	(998)	(730)
Cash flow provided by (used in) investing activities	54	(112)
Cash flow from financing activities	950	404
Exchange rate in cash and cash equivalents	(24)	92
Net increase (decrease) in cash and cash equivalents	(18)	(346)

32.2.	Ongoing transaction to dispose of Via Varejo subsidiary

The Board of Directors held on November 23, 2016 approved a process to dispose of the Company’s interest in Via Varejo’s capital stock, in line with its long-term strategy of focusing on the development of the food activity.

During 2017, due to certain external factors out of the control of the Company, mainly related to the macro economic scenario, the process of sale of Via Varejo was not concluded within one year as initially planned. The plan to sell Via Varejo remains unchanged, and the Company revised the next steps and expects, along with its financial advisors, to close the sales process during 2018.

Therefore, as required by IFRS 5 – “Non-current assets held for sale and discontinued operations”, the net results of Via Varejo (and its subsidiary Cnova Brasil) are included in statement of operations as a single line, after taxes, and assets and liabilities balances are disclosed as held for sale and discontinued operations.

Statement of operations on December 31, 2017, 2016 and 2015 also discloses the discontinued operations as a single line. However, the consolidated cash flows includes cash flows from continued and discontinued operations. Non current assets and liabilities held for sale on December 31, 2017 were R$22,939 (R$20,303 on December 31, 2016) and R$17,824 (R$15,632 on December 31, 2016), respectively. The net effects on discontinued operations were a net income of R$383 in 2017 (net loss of R$1,005 in 2016 and R$891 in 2015). Via Varejo shares are listed on B3 under ticker symbol “VVAR11” and “VVAR3”.

See below the summary of the consolidated statement of operations, balance sheet and cash flow statements of Via Varejo before the eliminations, including effects of the purchase price allocation of Globex and Casa Bahia acquisition.

Balance sheet (*):

	12.31.2017	12.31.2016
Assets
Current
Cash and cash equivalents	3,559	4,030
Trade receivables, net (i)	3,988	2,782
Inventories, net	4,379	3,054
Recoverable taxes	219	581
Other current assets	168	123
Total current assets	12,313	10,570

Noncurrent
Trade receivables, net	224	204
Recoverable taxes	2,725	2,317
Other accounts receivable, net	940	615
Deferred income tax and social contribution	354	289
Related parties	539	681
Investment properties	89	144
Property and equipment, net	1,711	1,550
Intangible assets, net	4,287	4,170
Total noncurrent assets	10,869	9,970
Total assets	23,182	20,540

Balance sheet (*):

Liabilities	12.31.2017	12.31.2016
Current
Trade payable, net	7,726	5,618
Structured payable program	437	489
Borrowings and financing (i)	3,802	3,532
Related parties	139	189
Other current liabilities (ii)	2,177	2,231
Total current liabilities	14,281	12,059

Noncurrent
Borrowings and financing (i)	397	407
Deferred income tax and social contribution	839	849
Other noncurrent liabilities (ii)	2,380	2,329
Total noncurrent liabilities	3,616	3,585
Shareholders’ equity	5,285	4,896
Total liabilities and shareholders’ equity	23,182	20,540

(*) Before intercompany eliminations with GPA in the amount R$243 of assets and R$73 of liabilities. In the total balance held for sale of the balance sheet as of December 31, 2017, R$22 refers to the reclassification of CBD land to available for sale.

(i) Includes financed sales through CDCI, whose value on December 31, 2017 is R$ 2,382 in assets (R$ 2,138 at December 31, 2016) and R$ 3,466 in liabilities (R$ 3,002 on December 31, 2016).

(ii) Includes balance of R$1,374 on December 31, 2017 (R$1,662 on December 31, 2016) of deferred revenue related to the advance received from Zurich Seguros (extended warranty and insurance) and from Bradesco (cards transactions and bank correspondent).

Statement of operations (*)	2017	2016	2015

Net operating revenue	25,690	23,215	25,447
Cost of sales	(17,343)	(16,201)	(18,780)
Gross profit	8,347	7,014	6,667
Operating income (expenses)
Selling, general and administrative expenses	(6,791)	(6,084)	(5,680)
Depreciation and amortization	-	(207)	(237)
Other operating expenses, net	(218)	(389)	(231)
	(7,009)	(6,680)	(6,148)
Profit from operations before financial expenses and share of profit of associates	1,338	334	519
Financial expenses, net	(770)	(1,075)	(899)
Share of profit of associates	26	30	31
Income (loss) before income tax and social contribution	594	(711)	(349)

Income tax and social contribution	(161)	(34)	(87)

Net income (loss) for the year	433	(745)	(436)
Attributed to:
Controlling shareholders	187	(268)	(148)
Non-controlling shareholders	246	(477)	(288)

(*) Via Varejo began to consolidate Cnova Brasil on October 31, 2016, as such the net loss of 2016 and 2015 above is the sum of the results of Via Varejo and Cnova Brasil with the eliminations from January 1st, 2016. Before eliminations of amounts of related parties with GPA.

Description	2017	2016	2015
Net operating revenue	(36)	(22)	(24)
Cost of sales	(8)	(7)	(6)
Selling costs	-	1	2
General and administrative expenses	(1)	-	-
Financial expenses, net	21	5	6
Income tax and social contribution	6	6	6
Total	(18)	(17)	(16)

Additionally incurred costs related to indemnity costs of contingences from prior periods were reclassified to discontinued operations in the amount of R$32 in 2017 (R$77 in 2016) in line with IFRS 5 requirements.

Cash flows from discontinued operations	2017	2016	2015
Cash flow provided by (used in) operating activities	70	(2,636)	2,445
Net cash used in investing activities	(333)	(237)	(420)
Net cash provided by (used in) financing activities	(208)	226	(658)
Cash variation for the year	(471)	(2,647)	1,367

32.3.	Fair value of Via Varejo

In accordance with IFRS 5 the investment of Via Varejo must be recognized considering the lower amount between the carrying amount of net assets and market value less cost to sell.

The Company estimates that the market value less cost to sell Via Varejo is greater than carrying amount of net assets, considering the recent average market share price of Via Varejo.